Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Schedule of inventory
	At December 31 2022	At December 31 2021
	£’000	£’000

Finished goods and work in progress	232,565	364,585

	At December 31 2022	At December 31 2021
	£’000	£’000

Gross inventory	235,245	369,532
Inventory provision	(2,680)	(4,947)

Inventory	232,565	364,585

Schedule of sensitivity of the inventory provision
	Change in expected selling price estimate	Change in inventory provision 2022	Change in inventory provision 2021
	%	£’000	£’000

Inventory provision	+2	683	1,417
Inventory provision	-2	(1,071)	(1,904)